Financial Risk Management Objectives and Policies as Restated - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure Of Financial Instruments [Line Items]
Other payables and accruals	$ 123,558	$ 99,787	$ 70,854
Warrant liability	87,900
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade and notes payables	7,043	5,238
Other payables and accruals	16,867	25,760
Warrant liability	87,900
Interest-bearing loans and borrowings (note)	120,462
Lease liabilities	2,619	3,563
Financial liabilities	234,891	34,561
Less than 1 years | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade and notes payables	7,043	5,238
Other payables and accruals	16,867	25,760
Warrant liability	87,900
Lease liabilities	911	1,464
Financial liabilities	112,721	32,462
Over 1 years | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Interest-bearing loans and borrowings (note)	120,462
Lease liabilities	1,708	2,099
Financial liabilities	$ 122,170	$ 2,099